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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               --------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eric Semler
Address: c/o TCS Capital Management, LLC
         888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/  Eamon Smith               New York, NY              August 16, 2004
--------------------        --------------------         ----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                         ---

Form13F Information Table Entry Total:                    47
                                                         ---

Form13F Information Table Value Total:           $689,720.00 (thousands)
                                                 -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                          TCS CAPITAL MANAGEMENT, LLC
                                                   FORM 13F
                                       FOR THE QUARTER ENDED JUNE 30, 2004

------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
                    TITLE OF             VALUE X     SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER      CLASS     CUSIP      ($1000)    PRN AMT       PRN  CALL  DISCRETN  MANAGERS  SOLE          SHARED      NONE
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
AMC ENTMT INC       COM       001669100     17,489     1,137,896  SH         SOLE                   1,137,896
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
AMERICAN TOWER CORP COM       029912201      9,307       612,300  SH         SOLE                     612,300
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
APPLE COMPUTER INC  COM       037833100     24,044       738,900  SH         SOLE                     738,900
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
AZTAR CORP          COM       054802103      4,900       175,000  SH         SOLE                     175,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
BLOCKBUSTER INC     CL A      093679108     10,620       699,600  SH         SOLE                     699,600
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CABLEVISION SYS     CL A NY   12686C109      9,432       480,000  SH         SOLE                     480,000
CORP                CABLVS
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CARMIKE CINEMAS     COM       143436400     11,835       300,000  SH         SOLE                     300,000
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CENTENNIAL          CL A      15133V208     12,321     1,727,992  SH         SOLE                   1,727,992
COMMUNICATIONS      NEW
CORP N
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CENTRAL EUROPEAN    CL A      G20045202     20,313       897,600  SH         SOLE                     897,600
MEDIA ENTRP         NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
CONVERA CORP        CL A      211919105      1,344       581,944  SH         SOLE                     581,944
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
DOBSON              CL A      256069105      2,921       896,067  SH         SOLE                     896,067
COMMUNICATIONS
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
DOUBLECLICK INC     COM       258609304      6,383       821,500  SH         SOLE                     821,500
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
FINDWHAT COM        COM       317794105     13,012       562,300  SH         SOLE                     562,300
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
FOX ENTMT GROUP INC CL A      35138T107      6,675       250,000  SH         SOLE                     250,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
GREY GLOBAL GROUP   COM       39787M108     26,717        27,124  SH         SOLE                      27,124
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
HARRIS INTERACTIVE  COM       414549105      3,201       476,300  SH         SOLE                     476,300
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
KNIGHT RIDDER INC   COM       499040103      5,356        74,391  SH         SOLE                      74,391
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
LAKES ENTMT INC     COM       51206P109      1,694       146,400  SH         SOLE                     146,400
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
LIN TV CORP         CL A      532774106      9,271       437,300  SH         SOLE                     437,300
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
LOUDEYE CORP        COM       545754103        771       488,500  SH         SOLE                     488,500
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
MCCLATCHY CO        CL A      579489105      4,209        60,000  SH         SOLE                      60,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
MODEM MEDIA INC     CL A      607533106      8,763     1,675,437  SH         SOLE                   1,675,437
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NDS GROUP PLC       SPONSORED 628891103      4,126       162,443  SH         SOLE                     162,443
                    ADR
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NETFLIX COM INC     COM       64110L106     31,967       887,969  SH         SOLE                     887,969
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NETRATINGS INC      COM       64116M108     38,667     2,373,644  SH         SOLE                   2,373,644
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NEVADA GOLD &       COM       64126Q206      1,262        93,800  SH         SOLE                      93,800
CASINOS INC         NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
NEXTEL              CL A      65332V103     26,660     1,000,000  SH         SOLE                   1,000,000
COMMUNICATIONS INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PEGASUS             CL A      705904605      4,738       193,700  SH         SOLE                     193,700
COMMUNICATIONS CORP NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PIXAR               COM       725811103     41,172       592,313  SH         SOLE                     592,313
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PRIMEDIA INC        COM       74157K101     13,664     4,915,200  SH         SOLE                   4,915,200
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
PULITZER INC        COM       745769109      4,284        87,600  SH         SOLE                      87,600
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------

                                            TCS CAPITAL MANAGEMENT, LLC
                                                   FORM 13F
                                        FOR THE QUARTER ENDED JUNE 30, 2004

------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
                    TITLE OF             VALUE X     SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER      CLASS     CUSIP      ($1000)    PRN AMT       PRN  CALL  DISCRETN  MANAGERS  SOLE          SHARED      NONE
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
QWEST               COM       749121109      2,267       631,600  SH         SOLE                     631,600
COMMUNICATIONS
INTL INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
REGAL ENTMT GROUP   CL A      758766109      9,928       548,500  SH         SOLE                     548,500
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
RURAL CELLULAR      CL A      781904107      8,617       971,455  SH         SOLE                     971,455
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SINCLAIR BROADCAST  CL A      829226109      6,742       656,500  SH         SOLE                     656,500
GROUP INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SIRIUS SATELLITE    COM       82966U103     19,508     6,333,700  SH         SOLE                   6,333,700
RADIO INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SPECTRASITE INC     COM       84761M104     43,306     1,002,000  SH         SOLE                   1,002,000
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
SPRINT CORP         PCS       852061506     65,912     3,744,999  SH         SOLE                   3,744,999
                    COM
                    SER 1
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
STET HELLAS         ADR       859823106     41,593     2,477,230  SH         SOLE                   2,477,230
TELECOMMUNICATIONS
S
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TALK AMERICA HLDGS  COM       87426R202      5,117       667,152  SH         SOLE                     667,152
INC                 NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TRITON PCS HLDGS    CL A      89677M106      3,980       912,900  SH         SOLE                     912,900
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
TURKCELL IIETISIM   SPON      900111204     11,058       360,200  SH         SOLE                     360,200
HIZMETLERI          ADR
                    NEW
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
UNITEDGLOBALCOM     CL A      913247508      6,472       891,409  SH         SOLE                     891,409
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
WESTERN WIRELESS    CL A      95988E204     12,336       426,713  SH         SOLE                     426,713
CORP
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
XM SATELLITE RADIO  CL A      983759101     13,645       500,000  SH         SOLE                     500,000
HLDGS INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
YAHOO INC           COM       984332106     51,039     1,402,160  SH         SOLE                   1,402,160
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------
YOUNG BROADCASTING  CL A      987434107     11,082       842,735  SH         SOLE                     842,735
INC
------------------- --------- ---------- ---------- ------------- ---- ----- --------- --------- ------------- ----------- ---------

                              TOTAL:       689,720